Document and Entity Information	Feb. 27, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 27, 2023
Entity Registrant Name	FIRST EAGLE ALTERNATIVE CAPITAL BDC, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	814-00789
Entity Tax Identification Number	27-0344947
Entity Address, Address Line One	500 Boylston St.
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	800
Local Phone Number	450-4424
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001464963
Common Stock, par value $0.001 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FCRD
Security Exchange Name	NASDAQ
5.0% Senior Notes due 20206 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	5.0% Senior Notes due 20206
Trading Symbol	FCRX
Security Exchange Name	NYSE